Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 02, 2023
C000243427
Account Value [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Core ETF
Account Value	$ 13,156	$ 12,823	$ 13,419	$ 12,387	$ 12,637	$ 12,487	$ 12,356	$ 11,895	$ 11,765	$ 11,274	$ 11,815	$ 11,485	$ 11,034	$ 11,154	$ 10,470	$ 9,720	$ 10,000
C000243428
Account Value [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Growth ETF
Account Value	$ 14,165												11,142				10,000
C000243429
Account Value [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Income ETF
Account Value	$ 9,793	9,752	9,742	9,711	9,917	9,766	9,612	9,479	9,567	9,710	9,893	9,906	10,200	10,260	10,110	10,040	10,000
C000243430
Account Value [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Value ETF
Account Value	$ 12,982												11,000				10,000
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 14,351	13,962	14,303	13,510	13,634	13,349	13,033	12,876	12,430	11,843	12,347	11,962	11,356	11,168	10,683	9,789	10,000
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 14,351												11,356				10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,948	$ 10,890	$ 11,071	$ 10,955	$ 11,234	$ 11,086	$ 10,929	$ 10,679	$ 10,579	$ 10,403	$ 10,672	$ 10,574	10,726	$ 10,756	$ 10,359	$ 9,910	10,000
S&P 500 TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 14,351												11,356				10,000
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 14,629												11,580				10,000
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Total Return Index
Account Value	$ 13,203												$ 11,462				$ 10,000